Borrowings and Debentures - Long-term Borrowings (Parenthetical) (Detail)	Dec. 31, 2024	Dec. 31, 2023
6M MOR [member] | Nonghyup Bank Long-term borrowings With MOR + 1.36 Due Nov. 17, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.33%	3.85%
6M MOR [member] | Floating interest rate [member] | Nonghyup Bank Long-term borrowings With MOR + 1.36 Due Nov. 17, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.36%
3M CD [member] | Mizuho Bank, Ltd. Long-term borrowings With 3M CD + 1.05 Due Jul. 25, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.41%	3.83%
3M CD [member] | DBS bank Ltd Long Term Borrowings with 3M CD + 0.075 Due Oct. 8,2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.41%	3.83%
3M CD [member] | Floating interest rate [member] | Mizuho Bank, Ltd. Long-term borrowings With 3M CD + 1.05 Due Jul. 25, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.05%
3M CD [member] | Floating interest rate [member] | DBS bank Ltd Long Term Borrowings with 3M CD + 0.075 Due Oct. 8,2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.075%